Condensed Statements of Income, Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Income:
Total	¥ 2,527,200.0	[1]	¥ 2,496,700.0	[1]	¥ 2,963,100.0	[1]
Expenses:
Interest expense	415,959		448,857		528,159
Income tax expense (benefit)	13,878		193,227		(360,195)
Net income	656,389		412,669		999,689
Parent Company
Income:
Dividends from subsidiaries	7,955		16,544		3,847
Management fees from subsidiaries	29,747		29,879		29,945
Other income	12,643		22,157		7,981
Total	50,345.0		68,580.0		41,773.0
Expenses:
Operating expenses	21,260		19,674		19,808
Interest expense	16,383		16,165		13,918
Other expense	1,431		4,471		4,750
Total	39,074		40,310		38,476
Equity in undistributed net income of subsidiaries	645,308		384,463		996,309
Income before income tax expense (benefit)	656,579		412,733		999,606
Income tax expense (benefit)	190		64		(83)
Net income	¥ 656,389		¥ 412,669		¥ 999,689

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.